Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Share redemption price
Effective March 17, 2013, the redemption price per share shall be as shown below, which is based upon the number of years the stock is held:

Period of Time Held	Redemption Price
At least one year	Lower of $9.25 or the price paid by the stockholder
At least two years	Lower of $9.50 or the price paid by the stockholder
At least three years	Lower of $9.75 or the price paid by the stockholder
At least four years	Lower of $10.28 or the price paid by the stockholder

Effective March 17, 2013, as long as the Company is engaged in an offering, the redemption price per share shall be as shown below, which is based upon the number of years the stock is held:

Period of Time Held	Redemption Price
At least one year	Lower of $9.25 or the price paid by the stockholder
At least two years	Lower of $9.50 or the price paid by the stockholder
At least three years	Lower of $9.75 or the price paid by the stockholder
At least four years	Lower of $10.28 or the price paid by the stockholder

Schedule of activity for noncontrolling interests
The following summarizes the activity for noncontrolling interests for the years ended December 31, 2013, 2012 and 2011:

	Year Ended December 31,
	2013	2012	2011
Beginning balance	$17,511,838	$21,786,577	$18,577,800
Repurchase of noncontrolling interests	—	(102,964)	—
Contribution of noncontrolling interests	8,095,303	—	7,788,990	(1)
Distributions to noncontrolling interests	(2,730,432)	(2,333,749)	(2,135,649)
Allocated distributions to noncontrolling interests subject to redemption	(49,245)	(98,921)	(169,775)
Net loss	(3,091,518)	(1,739,105)	(2,274,789)
Ending balance	$19,735,946	$17,511,838	$21,786,577

(1)
Subsequent to the contribution of the Will Partners property, $2.6 million of noncontrolling interests subject to redemption was reclassified to permanent equity, leaving a total of $4.9 million in temporary equity.